Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Deferred Income Taxes

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carry-forwards	$50,234	$48,709
Capital loss carry-forwards	4,487	4,578
Reserves and allowances	192	183
Deferred revenues	244	188
Intangibles, Property and Equipment	116	76
Research and development costs	672	878

Deferred tax assets before valuation allowance	55,945	54,612
Valuation allowance	(51,060)	(49,025)

Deferred tax asset	$4,885	$5,587

Domestic:
Current deferred tax asset, net	$1,572	$1,569
Non-current deferred tax asset, net	2,485	2,352

	4,057	3,921
Foreign:
Current deferred tax asset, net	424	670
Non-current deferred tax asset, net	404	996

	828	1,666

	$4,885	$5,587

Deferred tax liabilities:
Acquired intangibles	-	(3,187)

Deferred tax liabilities	$-	$(3,187)

Schedule Of Income Tax Benefit

	Year ended December 31,
	2010	2011	2012

Domestic	$3,124	$3,114	$1,430
Foreign	181	167	(570)

	$3,305	$3,281	$860

Schedule Of Tax Expense (Benefit)

	Year ended December 31,
	2010	2011	2012

Current taxes:
Foreign	$(2)	$(2)	$124
Domestic	-	70	57

	$(2)	$68	$181

Deferred taxes:
Foreign	$(270)	$(357)	$(942)
Domestic	(826)	(1,028)	136

	$(1096)	$(1,385)	$(806)

	$(1,098)	$(1,317)	$(625)